Variable interest entity	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On May 27, 2020, Infobird WFOE entered into the Contractual Arrangements with Infobird Beijing. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Infobird Beijing as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary for accounting purposes and must consolidate the VIE. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics:

(1)	The power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Infobird Beijing that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Infobird Beijing pays service fees equal to all of its net income to Infobird WFOE. The Contractual Arrangements are designed so that Infobird Beijing operates for the benefit of Infobird WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Infobird Beijing are consolidated in the accompanying unaudited interim condensed consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s unaudited interim condensed consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	As of June 30, 2022	As of December 31, 2021

Current assets	$4,453,013	$8,777,215
Other assets	8,172,692	7,573,750
Total assets	12,625,705	16,350,965
Total liabilities	(23,339,531)	(21,063,981)
Net deficits	$(10,713,826)	$(4,713,016)

	As of June 30, 2022	As of December 31, 2021

Current liabilities:
Accounts payable	$396,942	$500,742
Bank loans - current	3,621,883	4,496,883
Other payables and accrued liabilities	1,281,629	947,980
Other payable - intercompany	15,016,203	11,023,791
Deferred revenue	1,665,352	2,218,458
Lease liabilities	64,729	185,145
Taxes payable	1,173,135	1,381,440
Total current liabilities	23,219,873	20,754,439
Deferred tax liabilities	41,129	81,992
Bank loans - noncurrent	73,059	131,603
Lease liabilities - noncurrent	5,470	95,947
Total liabilities	$23,339,531	$21,063,981

The summarized operating results of the VIEs are as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2021

Operating revenues	$2,579,750	$4,521,597
Gross profit	919,104	777,116
Loss from operations	(6,331,420)	(4,321,805)
Net loss	$(6,440,381)	$(6,201,971)

Included 35,563 intercompany revenue recognized from Infobird WFOE for the six months ended June 30, 2021.

Include $485,351 intercompany research and development expense incurred from Infobird WFOE for the six months ended June 30, 2022.